Prepaid and Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Accrued Expenses [Abstract]
Accounting and audit	$ 152,800	$ 875
Legal costs	100,000	171,450
Employee related	4,687	0
Investor relations	0	2,323
Total accrued expenses	$ 257,487	$ 174,648